Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Product sales	$ 5,698	$ 6,242	$ 33,010	$ 65,392	$ 95,165	$ 100,126
Cost of goods sold	(3,551)	(839)	(23,128)	(31,074)	(64,501)	(68,477)
Gross profit	2,147	5,404	9,882	34,318	30,664	31,649
Royalty and license fees				303	303	350,699
Other		26,264		36,014	65,473	72,246
Total revenues	2,147	31,668	9,882	70,635	96,440	454,594
OPERATING EXPENSES
Depreciation and Amortization	10,308	13,829	24,137	31,196	58,855	86,089
Total loss from operations	(584,036)	(360,159)	(889,444)	(731,122)	(1,449,341)	(1,497,018)
OTHER INCOME (EXPENSE)
Interest income		2	522	8	9	879
Interest expense	(97,607)	(57,289)	(188,365)	(103,723)	(262,750)	(281,592)
Other income (expense)	(1,052)	1,760	(5,221)	62,926	63,168	21,397
Gain on extinguishment of debt (see note 9)						264,676
Loss on disposal of fixed assets						(49,216)
Total other income (expense)	(98,659)	(55,527)	(193,064)	(40,789)	(199,573)	(43,856)
NET LOSS BEFORE TAX	(682,695)	(415,686)	(1,082,508)	(771,911)	(1,648,914)	(1,540,874)
INCOME TAX (see note 12)
NET LOSS AFTER TAX	(682,695)	(415,686)	(1,082,508)	(771,911)	(1,648,914)	(1,540,874)
INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST		1,760	1,054	1,172	1,328	1,960
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS	(682,695)	(413,926)	(1,081,454)	(770,738)	(1,647,586)	(1,538,914)
Loss per share: basic and diluted	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.11)	$ (0.11)
Weighted average shares outstanding	27,616,956	14,870,543	22,059,539	14,849,560	15,269,316	13,930,289
Applications development
OPERATING EXPENSES
Wages	48,547	60,691	98,680	125,660	216,309	337,766
Payroll taxes and benefits	11,855	11,904	18,959	23,660	43,371	68,902
Materials, equipment, services	20,714	33,093	26,341	73,321	109,283	209,676
Office and overhead	3,037	1,200	3,463	13,591	14,236	13,667
Travel and entertainment		35		3,245	4,554	36,260
Total applications development expenses	84,153	106,923	147,443	239,477	387,753	666,271
Sales and Marketing
OPERATING EXPENSES
Wages	18,000	8,642	30,000	35,642	35,643	252,063
Payroll taxes and benefits	1,377	7,687	2,295	14,815	14,815	51,499
Office and overhead	6,732	242	10,141	639	844	28,368
Outside services	20,000		20,000	3,420	11,459
Travel and entertainment	8,231	50	13,189	1,071	2,555	27,772
Total sales and marketing expenses	54,340	16,621	75,625	55,587	65,316	359,702
General and Administrative
OPERATING EXPENSES
Wages	83,532	73,167	199,394	143,986	350,642	198,800
Payroll taxes and benefits	81,706	14,141	86,993	27,368	51,343	158,669
Office and overhead	51,117	50,467	86,392	93,238	185,434	220,656
Outside services	220,312	114,500	277,040	194,481	424,920	215,151
Travel and entertainment	715	2,178	2,302	16,422	21,518	46,274
Total general and administrative expenses	$ 437,382	$ 254,453	$ 652,121	$ 475,496	$ 1,033,857	$ 839,550